Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2020
Changes in Number of Shares of Common Stock Issued
Changes in the number of shares of common stock issued have resulted from the following:

	For the years ended March 31,
	2018	2019	2020
Common stock issued
Balance at beginning of year	3,262,997,492	3,262,997,492	3,262,997,492
Issuance during the year	—	—	—
Purchase and retirement	—	—	—

Balance at end of year	3,262,997,492	3,262,997,492	3,262,997,492

Additional Information Regarding Repurchase, Reissuance and Retirement of Treasury Stock
The repurchase, reissuance and retirement of treasury stock for the years ended March 31, 2018, 2019 and 2020 are as follows:
For the year ended March 31, 2018
Repurchase of treasury stock
Reason for repurchasing treasury stock -
The repurchase was made to return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.
Details of matters relating to repurchase -

Number of common shares repurchased	73,708,400 shares
Total purchase price for repurchase of shares	¥499,989 million

Reissuance of treasury stock
Reason for reissuing treasury stock -
On August 4, 2017, the parent company and Mazda Motor Corporation (Mazda) signed an agreement to enter a business and capital alliance, with the aim of further strengthening their lasting partnership. The parent company acquired common stock newly issued by Mazda through a third-party allotment. Mazda acquired the parent company’s shares that were equivalent in value to the Mazda shares through a disposition of treasury stock involving a third-party allotment implemented by the parent company.
Details of matters relating to reissuance -

Number of common shares reissued	8,293,300 shares
Amount of proceeds	¥50,000 million

For the year ended March 31, 2019
Repurchase of treasury stock
Reason for repurchasing treasury stock -
The repurchase was made to return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.
Details of matters relating to repurchase -

Number of common shares repurchased	77,622,700 shares
Total purchase price for repurchase of shares	¥549,986 million

For the year ended March 31, 2020
Repurchase of treasury stock
Reason for repurchasing treasury stock -
The repurchase was made to return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.
Details of matters relating to repurchase -

Number of common shares repurchased	69,532,900 shares
Total purchase price for repurchase of shares	¥500,139 million

Reissuance of treasury stock
Reason for reissuing treasury stock -
On May 9, 2019, the parent company resolved to conclude contracts aimed toward the establishment of a new joint venture, Prime Life Technologies, related to a town development business with Panasonic. Pursuant to these contracts, the parent company, THC and Misawa Homes conducted a share exchange in which common shares of Toyota were allotted in exchange for common shares of Misawa Homes so that THC, a consolidated subsidiary of the parent company, will become the wholly owning parent company resulting from the share exchange and Misawa Homes, a consolidated subsidiary of THC, will become the wholly owned subsidiary resulting from the share exchange.
Details of matters relating to reissuance -

Number of common shares reissued	3,269,500 shares
Amount of reissuance	¥24,181 million